Discontinued Operations - Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory
Inventory write-downs	$ 14,143	$ 52,595
Cost of Goods Sold
Inventory
Inventory write-downs		52,600
Certain firm purchase commitments		20,500
CIMERLI Sale | Disposal Group
Inventory
Inventory		16,400
YUSIMRY Sale | Disposal Group
Inventory
Inventory		17,000
YUSIMRY immunology franchise
Inventory
Certain firm purchase commitments, Short-term		11,500
Certain firm purchase commitments, Long-term		9,000
YUSIMRY immunology franchise | Cost of Goods Sold
Inventory
Inventory write-downs		$ 47,000
UDENYCA
Inventory
Inventory write-downs	14,100
UDENYCA | Cost of Goods Sold
Inventory
Inventory write-downs	$ 14,100